INTANGIBLE ASSETS AND GOODWILL (Tables)	2 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Licenses	12,010,274	12,010,274
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,195,521
Less: accumulated amortization	(7,908,931)	(7,712,656)
	6,286,590	6,482,865

Schedule of estimated amortization expense [Table Text Block]
$
March 31, 2025	1,323,108
March 31, 2026	1,323,108
March 31, 2027	1,323,108
March 31, 2028	1,323,108
March 30, 2029	994,158
6,286,590